Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events

On January 27, 2017, the Company commenced a tender offer to the beneficial holders of certain series of warrants, offering them the opportunity to exercise such warrants at a temporarily reduced cash exercise price of $0.75 per share of common stock. The tender offer is being made pursuant to the Offer to Amend and Exercise Warrants to Purchase Common Stock, as filed with the Securities and Exchange Commission on January 27, 2017, which has been mailed to the beneficial holders of the applicable series of warrants. The warrants subject to the tender offer are (i) outstanding warrants to purchase 1,733,322 shares of common stock, issued in the May 2016 public financing, with an exercise price of $6.00 per share, and (ii) outstanding warrants to purchase 6,020,245 shares of common stock, issued in the November 2016 public financing, with an exercise price of $1.86 per share. In the tender offer, the exercise prices of such warrants will be temporarily reduced to $0.75 per share, for the period from January 27, 2017 through the expiration time of 11:59 P.M. (Eastern Time) on February 27, 2017, subject to extension at the Company’s sole discretion.

In addition, the solicitation agents retained by the Company in the foregoing tender offer collectively own (together with certain affiliates) an aggregate of 510,825 warrants to purchase shares of the Company’s common stock, which warrants were previously issued as underwriters’ compensation in connection with the Company’s public offerings consummated on May 6, 2016 and November 2, 2016. The Company has agreed with the solicitation agents to reduce the exercise price of these underwriters’ warrants, which are currently exercisable at exercise prices of $6.00 and $1.86, to $0.75 for the remaining exercise period of the warrants. These underwriters’ warrants were not included in the tender offer described above.

Subsequent to December 31, 2016, Aytu has sold approximately one third of its investment in Acerus generating nearly $400,000 in net proceeds.

Note 13 – Subsequent Events

In July 2016, Aytu cancelled and re-issued certain outstanding stock option agreements as well as issued an additional 441,999 stock options to executives, employees, directors and consultants. Aytu also issued 1.0 million shares of restricted stock to executive officers and directors.

On July 27, 2016, we entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”), an Illinois limited liability company. Upon signing the Purchase Agreement, Lincoln Park agreed to purchase 133,690 shares of our common stock for $500,000 as an initial purchase under the agreement.

Under the terms and subject to the conditions of the Purchase Agreement, we have the right to sell to and Lincoln Park is obligated to purchase up to an additional $10.0 million in amounts of shares of our common stock (“Common Stock”), subject to certain limitations, from time to time, over the 36-month period commencing on the date that a registration statement, which we agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed.

In connection with the Purchase Agreement, we issued as a commitment fee to Lincoln Park 52,500 shares of Common Stock. Joseph Gunnar & Co., LLC (“Joseph Gunnar”) and Fordham Financial Management, Inc. (“Fordham”) acted as Financial Advisor on our behalf. Upon the execution of the Purchase Agreement, we paid $50,000 to Joseph Gunnar and $50,000 to Fordham. Upon the earlier of six months from the execution of the Purchase Agreement or upon the effectiveness of the resale registration statement to be filed pursuant to the Registration Rights Agreement, we will pay an additional $50,000 to Joseph Gunnar and $50,000 to Fordham.